Shareholder Fees - Federated Hermes Fund for U.S. Government Securities II - Federated Hermes Fund for U S Government Securities II	Apr. 30, 2021
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)
Exchange Fee